UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23832

JPMorgan Private Markets Fund

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, New York 10172

(Address of principal executive offices) (zip code)

Ashmi Mehrotra

277 Park Avenue

New York, New York 10172

(212) 648-2293

(Name, Address and Telephone Number of Person Authorized to Receive Notices and

Communications on Behalf of the Filing Person(s))

(Name and address of agent for service)

Copy to:

Rajib Chanda

Ryan P. Brizek

Simpson Thacher & Bartlett LLP

900 G Street, N.W.

Washington, DC 20001

Registrant’s telephone number, including area code: (212) 648-2293

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Item 1. Report to Shareholders.

(a)	Report to Shareholders is attached herewith.

Financial Statements

JPMorgan Private Markets Fund

For the period July 12, 2023 (commencement of operations) through September 30, 2023 (Unaudited)

JPMorgan Private Markets Fund

JPMorgan Private Markets Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023 (Unaudited)

	GEOGRAPHIC REGION	ACQUISITION DATE	COST BASIS	FAIR VALUE	PERCENTAGE OF NET ASSETS
Private Equity Investments (63.53%)[1]

Co-Investments (32.85%)

GTCR (C) Investors LP2	Europe	9/13/2023	$6,889,858	$6,881,962	6.23%

ASTP Holdings Co-Investment LP2	North America	9/8/2023	2,237,246	3,065,026	2.77%

Ishtar Co-Invest-B LP2	North America	7/14/2023	8,389,963	19,300,003	17.47%

Oshun Co-Invest-B LP2	North America	7/14/2023	2,407,402	3,099,999	2.81%

WSB Associates, Inc.[2]	North America	8/28/2023	3,954,194	3,947,369	3.57%

Total Co-Investments (32.85%)			$23,878,663	$36,294,359

Primary Investments (6.94%)

Bansk Fund I-B, L.P.[2]	North America	7/31/2023	6,522,446	7,669,112	6.94%

Total Primary Investments (6.94%)			$6,522,446	$7,669,112

Secondary Investments (23.74%)

Ufenau Continuation 4, SLP[2]	Europe	9/7/2023	5,608,862	7,282,296	6.59%

Aterian Opportunities II, L.P.[2]	North America	9/26/2023	8,120,154	8,120,154	7.35%

Kohlberg TE Investors IX, LP2	North America	9/29/2023	10,312,558	10,834,077	9.80%

Total Secondary Investments (23.74%)			$24,041,574	$26,236,527

Total Private Equity Investments (Cost $54,442,683) (63.53%)			$54,442,683	$70,199,998

			SHARES	FAIR VALUE	PERCENTAGE OF NET ASSETS

Short-Term Investments (37.32%)

JPMorgan U.S. Treasury Plus Money Market Fund, 5.27%			41,234,191	41,234,191	37.32%

Total Short-Term Investments (Cost $41,234,191) (37.32%)				$41,234,191

Total Investments (Cost $95,676,874) (100.85%)				$111,434,189
Other Assets (Liabilities) ((0.85)%)				(941,078)

NET ASSETS (100.00%)				$110,493,111

[1]

Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $70,199,998, which represents 63.53% of net assets as of September 30, 2023.

[2]

The Fund has unfunded commitments to the indicated investments as of September 30, 2023. Total unfunded commitments amount to $13,972,295 as of September 30, 2023. See Note 4 for additional information.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

SEPTEMBER 30, 2023	JPMORGAN PRIVATE MARKETS FUND	1

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2023 (Unaudited)

ASSETS
Investments, at fair value* (cost $54,442,683)	$70,199,998
Short-term investments in affiliates, at fair value (cost $41,234,191)	41,234,191
Deferred offering costs	706,863
Due from adviser	520,080
Dividend receivable from affiliates	252,286
Other receivable	4,570

Total assets	112,917,988

LIABILITIES
Incentive fee payable	1,610,346
Professional fees payable	555,952
Organizational costs payable	77,500
Accounting and administration fees payable	62,499
Directors’ fees payable	42,501
Management fee payable	31,076
Custodian fees payable	16,251
Distribution and servicing fees payable	1,855
Other liabilities payable	26,897

Total liabilities	2,424,877

NET ASSETS	$110,493,111

Commitments and Contingencies* (Note 4)

NET ASSETS CONSIST OF:
Paid-in capital	$96,000,000
Distributable earnings (accumulated loss)	14,493,111

NET ASSETS	$110,493,111

Class I
Net assets	$107,328,263
Shares outstanding	8,398,982
Net asset value per share	$12.78
Class S
Net assets	$3,164,848
Shares outstanding	305,000
Net asset value per share	$10.38

*	See Note 4 for a discussion of the Fund’s unfunded commitments.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

2	JPMORGAN PRIVATE MARKETS FUND	SEPTEMBER 30, 2023

CONSOLIDATED STATEMENT OF OPERATIONS

PERIOD ENDED SEPTEMBER 30, 20231 (Unaudited)

JPMorgan Private Markets Fund
INVESTMENT INCOME
Dividend income from affiliates	$377,485
Dividend income from non-affiliates	36,554

Total investment income	414,039

EXPENSES
Organizational costs	1,968,006
Incentive fees	1,610,346
Professional fees	519,522
Offering costs	209,490
Accounting and administration fees	62,499
Directors’ fees	42,501
Advisory fees	169,651
Custodian fees	16,251
Distribution and servicing fees - Class S	1,856
Other expenses	29,412

Total expenses	4,629,534

WAIVERS/REIMBURSEMENTS
Waiver of advisory fees	(127,239)
Reimbursement of affiliate fees	(11,336)
Reimbursement from adviser	(2,776,351)

Total waivers/reimbursements	(2,914,926)
Total net expenses	1,714,608

Net investment loss	(1,300,569)

NET REALIZED GAIN (LOSS) ON:
Investments	95,560
Foreign currencies	(59,195)

Net realized gain	36,365

NET CHANGE IN ACCUMULATED UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	15,757,315

Net change in accumulated unrealized appreciation (depreciation)	15,757,315

Net realized and unrealized gain (loss)	15,793,680

Net increase (decrease) in net assets from operations	$14,493,111

[1]	The Fund commenced operations on July 12, 2023.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

SEPTEMBER 30, 2023	JPMORGAN PRIVATE MARKETS FUND	3

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

PERIOD ENDED SEPTEMBER 30, 20231 (Unaudited)

JPMorgan Private Markets Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,300,569)
Net realized gain	36,365
Net change in accumulated unrealized appreciation (depreciation)	15,757,315

Net increase (decrease) in net assets from operations	14,493,111

CAPITAL TRANSACTIONS (SEE NOTE 6):
Proceeds from shares issued
Class I2	92,950,000
Class S3	3,050,000

Total increase in net assets from Capital transactions	96,000,000

Total increase in net assets	110,493,111

Net assets at beginning of period	—

Net assets end of period	$110,493,111

[1]	The Fund commenced operations on July 12, 2023.
[2]	Class I commenced operations on July 12, 2023.
[3]	Class S commenced operations on September 1, 2023.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

4	JPMORGAN PRIVATE MARKETS FUND	SEPTEMBER 30, 2023

CONSOLIDATED STATEMENT OF CASH FLOWS

PERIOD ENDED SEPTEMBER 30, 20231 (Unaudited)

JPMorgan Private Markets Fund
Cash flows from operating activities
Net increase in net assets from operations	$14,493,111
Adjustments to reconcile net increase/(decrease) in net assets from operations:
Net realized gain from investments	(95,560)
Net change in accumulated unrealized (appreciation) depreciation on investments	(15,757,315)
Purchases of investments	(56,183,991)
Proceeds from sales of investments	1,836,868
Net (purchases) sales and amortization of short-term investments	(41,234,191)
Increase in dividend receivable from affiliates	(252,286)
Amortization of offering costs	209,490
Increase in due from adviser	(520,080)
Increase in other receivable	(4,570)
Increase in accounting and administration fees payable	62,499
Increase in custodian fees payable	16,251
Increase in professional fees payable	555,952
Increase in directors’ fees payable	42,501
Increase in incentive fee payable	1,610,346
Increase in organizational costs payable	77,500
Increase in management fee payable	31,076
Increase in distribution and service fees payable	1,855
Increase in other liabilities payable	26,897

Net cash used in operating activities	$(95,083,647)

Cash flows from financing activities
Proceeds from shares issued	96,000,000
Offering costs paid	(916,353)

Net cash provided by financing activities	$95,083,647

Net change in cash and cash equivalents	$—
Cash and cash equivalents at beginning of period	$—

Cash and cash equivalents at end of period	$—

[1]	The Fund commenced operations on July 12, 2023.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

SEPTEMBER 30, 2023	JPMORGAN PRIVATE MARKETS FUND	5

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

Class I	Period Ended September 30, 2023[1] (Unaudited)
Per share operating performance:
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.22)
Net realized & unrealized gain (loss)[2]	3.00

Total income (loss) from investment operations	2.78

Net asset value, end of period	$12.78

Total return[3],5	27.79%

Ratios and supplemental data:[7]
Net Assets, End of Period (000’s)	$107,328
Ratios to average net assets:
Total expenses, before waiver	27.58%[4]
Total expenses, excluding incentive fees, net of waiver	0.62%[4]
Incentive fees	2.19%[5]
Total expenses, including incentive fees, net of waiver	2.81%[4]
Net investment income (loss), before waiver	(25.06)%[4]
Net investment income (loss), after waiver	(7.99)%[4]
Portfolio turnover rate[5,6]	4%

1	Class I commenced operations on July 12, 2023.
2	Calculated using average units outstanding.
3

Total return based on net asset value calculated as the change in Net Asset Value per Share during the period, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

4	Annualized.
5	Not annualized.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from July 12, 2023 (Commencement of Operations) to September 30, 2023.
7	The ratios do not include investment income or expenses of the Portfolio Funds.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

6	JPMORGAN PRIVATE MARKETS FUND	SEPTEMBER 30, 2023

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

Class S	Period Ended September 30, 2023[1] (Unaudited)
Per share operating performance:
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.03)
Net realized & unrealized gain (loss)[2]	0.41

Total income (loss) from investment operations	0.38

Net asset value, end of period	$10.38

Total return[3,5]	3.77%

Ratios and supplemental data:
Net Assets, End of Period (000’s)	$3,165
Ratios to average net assets:[7]
Total expenses, before waiver	11.92%[4]
Total expenses, excluding incentive fees, net of waiver	1.28%[4]
Incentive fees	0.40%[5]
Total expenses, including incentive fees, net of waiver	1.68%[4]
Net investment income (loss), before waiver	(9.15)%[4]
Net investment income (loss), after waiver	(3.42)%[4]
Portfolio turnover rate[5,6]	4%

1	Class S commenced operations on September 1, 2023.
2	Calculated using average units outstanding.
3

Total return based on net asset value calculated as the change in Net Asset Value per Share during the period, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

4	Annualized.
5	Not annualized.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from July 12, 2023 (Commencement of Operations) to September 30, 2023.
7	The ratios do not include investment income or expenses of the Portfolio Funds.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

SEPTEMBER 30, 2023	JPMORGAN PRIVATE MARKETS FUND	7

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023 (Unaudited)

1. Organization

JPMorgan Private Markets Fund (the “Fund”) is a newly organized Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company with no operating history and which commenced operations on July 12, 2023 (Commencement of Operations). J.P. Morgan Investment Management Inc. serves as the Fund’s investment adviser (the “Adviser”) and is responsible for making investment decisions for the Fund’s portfolio.

The business operations of the Fund are managed and supervised under the direction of the Fund’s Board of Trustees (the “Board”), subject to the laws of the State of Delaware and the Fund’s Declaration of Trust. The Board has overall responsibility for oversight of management of business operations of the Fund.

The Fund’s investment objective is to seek to provide long-term capital appreciation. In pursuing its investment objective, the Fund intends to invest primarily in an actively managed portfolio of private equity and other private assets (collectively, “private market investments”). The Fund’s private market investments focus on private equity strategies including private equity and venture capital. The Fund’s investment exposure to these strategies is implemented via a variety of investment types that include: (i) investments in private equity funds managed by various unaffiliated asset managers (“Portfolio Funds”) acquired in privately negotiated transactions (a) from investors in these Portfolio Funds, and/or (b) in connection with a restructuring transaction of a Portfolio Fund(s) (“Secondary Investments”); (ii) indirect investments in the equity of private companies, alongside private equity funds and/or other private equity firms via special purpose vehicles (“Co-Investments”); and (iii) primary investments in newly formed Portfolio Funds (“Primary Investments”). To manage portfolio liquidity, the Fund may also have exposure to privately placed debt securities and other yield-oriented investments (“Private Credit Investments”). The Fund may modify its investment strategy in the future.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in private market investments. For purposes of this policy, private market investments include Secondary Investments; Co-Investments; Primary Investments; and Private Credit Investments.

To manage the liquidity of its investment portfolio, the Fund also invests a portion of its assets in affiliated and unaffiliated money market funds, cash and/or cash equivalents (“Liquid Assets”).

The Fund offers Class S, Class D and Class I shares (“Shares”). The Shares will generally be offered on the first business day of each month at the net asset value (“NAV”) per Share on that day. No person who is admitted as a shareholder of the Fund (a “Shareholder”) will have the right to require the Fund to redeem its Shares.

2. Significant Accounting Policies

a. Basis of Accounting

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company and therefore applies the guidance of ASC Topic 946, Financial Services — Investment Companies. The consolidated financial statements reflect all adjustments and reclassifications, which, in the opinion of management, are necessary for the fair presentation of the results of operations and financial condition as of and for the periods presented. All intercompany balances and transactions have been eliminated. The following is a summary of significant accounting policies used in preparing the consolidated financial statements.

b. Valuation of Investments

The Fund values its investments monthly at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements. The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Fund’s Board of Trustees (the “Board”). Effective May 15, 2023, the Adviser was designated as the Valuation Designee (the “Valuation Designee”) for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities. The Fund generally uses the latest net asset value (“NAV”) provided by the manager or general partner of a Portfolio Fund (the “Portfolio Fund Manager”) as a practical expedient to determine the fair value of its investments in Portfolio Funds and certain Co-Investments. Ordinarily, the fair value of a Portfolio Fund or Co-Investment held by the Fund is based on the NAV of that Portfolio Fund or Co-Investment reported by the Portfolio Fund Manager. If the Adviser determines that the most recent NAV reported by the Portfolio Fund Manager does not represent the fair value or if the Portfolio Fund Manager fails to report a NAV to the Fund, a fair value determination is made by the Adviser with oversight from the Board in accordance with the Fund’s valuation procedures. This may include adjusting the previous NAV provided by a Portfolio Fund Manager with other relevant information available at the time the Fund values its portfolio, including capital activity and events occurring between the reference dates of the Portfolio Fund Manager’s valuation and the relevant valuation date, to the extent that the Adviser is aware of such information.

On a monthly basis, for private market investments for which no market quotations are available (other than interests in Portfolio Funds and certain Co-Investments, as described above) and for which independent appraisals of current value can readily be obtained, valuations will be based on such appraisals. Otherwise, valuation of private market investments (other than interests in Portfolio Funds and certain Co-Investments, as described above) will remain at cost except that original cost valuation will be adjusted based on a determination of such investment’s fair value. In instances where there is reason to believe that the valuation of a security or other investment valued pursuant to the procedures described above does not represent the current value of such security or investment, or when a security or investment cannot be valued pursuant to the procedures described above, the fair value of the investment will be determined by the Adviser taking into account various factors, as relevant, as provided for in the Fund’s valuation procedures, which may include:

8	JPMORGAN PRIVATE MARKETS FUND	SEPTEMBER 30, 2023

•	Market clearing transaction activity.
•

Pending sales and potential exit transactions, including (a) any sales price in a letter of intent, offer letter or term sheet, (b) the company’s total enterprise price or (c) information from an investment bank during an initial public offering.

•	Market comparable valuations accounting for the (a) relevance of earnings metrics (b) maintainability of performance, (c) reliability of financial information or (d) quality of market-based data.
•	Discounted cash flow analysis.
•	Liquidation analysis (cost approach).
•	Any other information, factor or set of factors that may affect the valuation of the Fund’s investment as determined by the Adviser.

c. Estimates

The Fund’s financial statements are prepared in accordance with U.S. GAAP which requires the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

d. Cash and Cash Equivalents

In order to maintain liquidity pending investment in private market investments, the Fund uses non-interest bearing accounts at State Street Bank and Trust Company and only earns interest on amounts moved to money market funds or other interest bearing accounts on investments.

e. Short-term Investments

Short-term investments represent investments in money market instruments and money market mutual funds, and are recorded at NAV per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements. There are no restrictions on the short-term investments held by the Fund.

f. Consolidation of Subsidiary

The consolidated financial statements of the Fund include JPMorgan Private Markets Fund and JPMorgan Private Markets Fund Blocker, LLC (the “Blocker”), a wholly-owned subsidiary of the Fund.

g. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. Generally, valuations of assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at transaction date exchange rates.

The Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from other changes in fair values of the investments during the period.

h. Income Recognition and Expenses

Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred. Distributions from Portfolio Funds occur at irregular intervals and the exact timing of the distributions cannot be determined. The classification of distributions received, including return of capital, realized gains and dividend income, is based on information received from the investment manager of the Portfolio Fund. The change in unrealized appreciation on investments and foreign currency translation within the Consolidated Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains and losses and the undistributed net investment income or loss on investments for the relevant period.

i. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

j. Federal Income Taxes

The Fund intends to meet the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (“RIC”), and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders annually.

The Fund intends to make distributions in one or more payments on an annual basis in aggregate amounts representing substantially all of the Fund’s investment company taxable income (including realized short-term capital gains), if any, earned during the year. Distributions may also include net capital gains, if any.

SEPTEMBER 30, 2023	JPMORGAN PRIVATE MARKETS FUND	9

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023 (Unaudited) (continued)

Because the Fund intends to qualify annually as a RIC under the Code, the Fund intends to distribute at least 90% of its annual net taxable income to its Shareholders. Nevertheless, there can be no assurance that the Fund will pay distributions to Shareholders at any particular rate.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable.

k. Organizational and Offering Costs

The Fund has incurred certain organizational and initial offering costs of $2,884,359. The Adviser has agreed to advance those costs to the Fund. Such costs incurred by the Adviser are subject to recoupment by the Adviser in accordance with the Expense Limitation Agreement (as defined below). The Fund will bear certain of its organizational and initial offering costs in connection with this offering. The Fund’s initial offering costs, whether borne by the Adviser or the Fund, were capitalized and are being amortized over the 12-month period beginning at the commencement of operations. The Fund’s organizational costs were expensed as incurred. For the period ended September 30, 2023, the balance available for recapture by the Adviser is $2,884,359.

l. Recently Adopted Accounting Pronouncements

On June 30, 2022, the FASB issued ASU 2022-03 which clarifies the guidance in ASC 822 on the fair value measurement of an equity security that is subject to a contractual sale restriction and requires specific disclosures related to such an equity security. Under current guidance, stakeholders have observed diversity in practice related to whether contractual sale restrictions should be considered in the measurement of the fair value of equity securities that are subject to such restrictions. On the basis of interpretations of existing guidance and the current illustrative example in ASC 820-10-55-52 of a restriction on the sale of an equity instrument, some entities use a discount for contractual sale restrictions when measuring fair value, while others view the application of such a discount to be inconsistent with the principles of ASC 820. To reduce the diversity in practice and increase the comparability of reported financial information, ASU 2022-03 clarifies this guidance and amends the illustrative example. The amendments in ASU 2022-03 are consistent with the principles of fair value measurement under which an entity is required to consider characteristics of an asset or liability if other market participants would also consider those characteristics when pricing the asset or liability. Specifically, the ASU clarifies that an entity should apply these fair value measurement principles to equity securities that are subject to contractual sale restrictions. The Fund will be required to comply with the rules by December 15, 2023. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

m. Investment Transactions with Affiliates

The Fund invested in an underlying fund, which is advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The underlying fund’s distributions may be reinvested into such underlying fund. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

For the period ended September 30, 2023[1]
Security Description	Value at July 12, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Treasury Plus Money Market Fund, 5.27%	$—	$75,576,191	$(34,342,000)	$—	$—	$41,234,191	41,234,191	$377,485	$—

[1]	For the period from July 12, 2023 (Commencement of Operations) through September 30, 2023.

3. Fair Value Measurements

The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

The three-tier hierarchy of inputs is summarized below:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

10	JPMORGAN PRIVATE MARKETS FUND	SEPTEMBER 30, 2023

•	Level 3 — Significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a “practical expedient,” in accordance with ASC 820-10.

Investments in Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. Accordingly, the Fund may not be able to resell or realize some of its investments for extended periods, which may be several years. The types of Portfolio Funds that the Fund may make investments in include Primary and Secondary Investments.

The fair value relating to certain underlying investments of these Portfolio Funds, for which there is no public market, has been estimated by the respective Portfolio Fund Manager and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a public market for the investments existed. These differences could be material.

Portfolio Funds measure their investment assets at fair value, and typically report a NAV per share on a calendar quarterly basis. In accordance with ASC 820-10, the Fund has elected to apply the practical expedient methodology and to value its investments in Portfolio Funds at their respective NAVs typically at each quarter. For non-calendar quarter days, the Fund determines the fair value of each Portfolio Fund by adjusting the most recent NAV provided by the Portfolio Fund Manager, as necessary, by the change in a relevant proxy that the Valuation Designee has deemed to be representative of the market.

The Fund may also make Direct Investments and Co-Investments, which may include debt and/or equity securities issued by operating companies and are typically made as investments alongside one or more private funds managed by the Adviser.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund’s investments classified in the fair value hierarchy as of September 30, 2023:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Short-Term Investments	$41,234,191	$—	$—	$41,234,191

Total Investments	$41,234,191	$—	$—	$41,234,191

Changes in inputs or methods used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methods used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

SEPTEMBER 30, 2023	JPMORGAN PRIVATE MARKETS FUND	11

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023 (Unaudited) (continued)

4. Unfunded Commitments

The Fund had the following unfunded commitments and unrealized appreciation/depreciation by investment as of September 30, 2023. The Fund maintains sufficient cash on hand, available borrowings and liquid securities to fund any unfunded commitments should the need arise.

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms**
Co-Investments	Investments in an operating company alongside other investors	$36,294,359	$2,966,460	None	N/A	Liquidity in the form of distributions from Private Asset investments
Primary Investments	Investments in newly established Portfolio Funds	7,669,112	4,272,874	None	N/A	Liquidity in the form of distributions from Private Asset investments
Secondary Investments	Investments in existing Portfolio Funds that are typically acquired in privately negotiated transactions	26,236,527	6,732,961	None	N/A	Liquidity in the form of distributions from Private Asset investments

Totals		$70,199,998	$13,972,295

*

The information summarized in the table above represents the general terms for the specified investment type. Individual private market investments may have terms that are more or less restrictive than those terms indicated for the investment type as a whole. In addition, most private market investments have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

**

Distributions from Private Asset investments occur at irregular intervals, and the exact timing of distributions from private market investments cannot be determined. It is estimated that distributions will occur over the life of the private market investments.

5. Advisory Fee and Other Transactions with Affiliates

a. Advisory Fee

In consideration of the advisory services provided by the Adviser, the Fund pays the Adviser a quarterly advisory fee at an annual rate of 1.00% based on the value of the Fund’s net assets calculated and accrued monthly as of the last business day of each month (the “Advisory Fee”). For purposes of determining the Advisory Fee payable to the Adviser, the value of the Fund’s net assets will be calculated prior to the inclusion of the Advisory Fee and Incentive Fee (as defined below), if any, payable to the Adviser or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund. The Advisory Fee is paid to the Adviser out of the Fund’s assets, and therefore decreases the net profits or increases the net losses of the Fund. The Adviser has contractually agreed to reduce its Advisory Fee to an annual rate of 0.25% through June 30, 2024. For the period ended from July 12, 2023 (Commencement of Operations) through September 30, 2023, the Fund incurred $169,651 in Advisory Fee, of which $127,239 of advisory fees were waived and $11,336 of affiliate fees were reimbursed by the Adviser.

b. Expense Limitation Agreement (“ELA”)

Pursuant to an expense limitation agreement with the Fund (the “Expense Limitation Agreement”), the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure certain annual operating expenses (excluding the Advisory Fee, Incentive Fee, any Distribution and Servicing Fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, borrowing costs, merger or reorganization expenses, shareholder meetings expenses, litigation expenses, expenses associated with the acquisition and disposition of investments (including interest and structuring costs for borrowings and line(s) of credit) and extraordinary expenses, if any; collectively, the “Excluded Expenses”) do not exceed 0.30% per annum (excluding Excluded Expenses) of the Fund’s average monthly net assets of each class of Shares. With respect to each class of Shares, the Fund agrees to repay the Adviser any fees waived or expenses assumed under the Expense Limitation Agreement for such class of Shares, provided that repayments do not cause the Fund’s annual operating expenses (excluding Excluded Expenses) for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within thirty-six months after the months in which the Adviser incurred the expense, as shown in the table below. The Expense Limitation Agreement will have a term ending one-year from the date the Fund commences operations, and the Adviser may extend the term for a period of one year on an annual basis. The Adviser may not terminate the Expense Limitation Agreement during its initial one-year term. The initial term ends as of 7/12/2024. For the period from July 12, 2023 (Commencement of Operations) through September 30, 2023, the Adviser has reimbursed $2,776,351 to the Fund.

Expiration Period
2-3 years	$2,776,351

Total	$2,776,351

12	JPMORGAN PRIVATE MARKETS FUND	SEPTEMBER 30, 2023

c. Incentive Fee

At the end of each calendar quarter of the Fund (and at certain other times), the Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) will be entitled to receive an Incentive Fee equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (defined below). For the purposes of the Incentive Fee and Loss Recovery Account, the term “net profits” shall mean the amount by which (i) the sum of (A) the net asset value of the Fund as of the end of such quarter, (B) the aggregate repurchase price of all shares repurchased by the Fund during such quarter and (C) the amount of dividends and other distributions paid in respect of the Fund during such quarter and not reinvested in additional shares through the Dividend Reinvestment Plan (“DRIP”) exceeds (ii) the sum of (X) the net asset value of the Fund as of the beginning of such quarter and (Y) the aggregate issue price of shares of the Fund issued during such quarter (excluding any shares of such class issued in connection with the reinvestment through the DRIP of dividends paid, or other distributions made, by the Fund through the DRIP). For the period ended September 30, 2023, the Fund incurred $1,610,346 in Incentive fees due to the Adviser.

The Fund will maintain a memorandum account (the “Loss Recovery Account”), which will have an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, before giving effect to any repurchases or distributions for such quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. For purposes of the Loss Recovery Account, the term “net losses” shall mean the amount by which (i) the sum of (A) the net asset value of the Fund as of the beginning of such quarter and (B) the aggregate issue price of shares of the Fund issued during such quarter (excluding any Shares of such Class issued in connection with the reinvestment of dividends paid, or other distributions made, by the Fund through the DRIP) exceeds (ii) the sum of (X) the net asset value of the Fund as of the end of such quarter, (Y) the aggregate repurchase price of all shares repurchased by the Fund during such quarter and (Z) the amount of dividends and other distributions paid in respect of the Fund during such quarter and not reinvested in additional shares through the DRIP. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares. For purposes of the “net losses” calculation, the net asset value shall include unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses). Incentive Fees are accrued monthly and paid quarterly. For purposes of calculating Incentive Fees, such accruals are not deducted from net asset value. For the avoidance of doubt, any change in the net asset value of the Fund directly as a result of subscriptions or repurchases during each measurement period are not included for purposes of the “net profits” or “net losses” calculations.

d. Distribution and Servicing Fee

Class S and Class D Shares are subject to an ongoing distribution and shareholder servicing fee (the “Distribution and Servicing Fee”) to compensate financial industry professionals for distribution-related expenses, if applicable, and providing ongoing services in respect of Shareholders who own Class S or Class D Shares of the Fund. Although the Fund is not an open-end investment company, it will comply with the terms of Rule 12b-1 as a condition of the SEC exemptive relief, which permits the Fund to have, among other things, a multi-class structure and distribution and shareholder servicing fees. Accordingly, the Fund has adopted a distribution and servicing plan for its Class S Shares and Class D Shares (the “Distribution and Servicing Plan”) and pays the Distribution and Servicing Fee with respect to its Class S and Class D Shares. The Distribution and Servicing Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act.

Class S Shares and Class D Shares pay a distribution and Servicing Fee to the Distributor at an annual rate of 0.70% and 0.25%, respectively, based on the aggregate net assets of the Fund attributable to such class.

Class I Shares are not subject to a Distribution and Servicing Fee.

The Adviser, or its affiliates, may pay additional compensation out of its own resources (i.e., not Fund assets) to certain selling agents or financial intermediaries in connection with the sale of the Shares. The additional compensation may differ among brokers or dealers in amount or in the method of calculation. Payments of additional compensation may be fixed dollar amounts or, based on the aggregate value of outstanding Shares held by Shareholders introduced by the broker or dealer, or determined in some other manner. The receipt of the additional compensation by a selling broker or dealer may create potential conflicts of interest between an investor and its broker or dealer who is recommending the Fund over other potential investments.

e. Administrative Fees

The Fund has retained State Street Bank and Trust Company (the ”Administrator”) to provide it with certain administrative services, including fund administration, fund accounting and transfer agency services. The Fund compensates the Administrator for these services and reimburses the Administrator for certain out-of-pocket expenses (the “Administration Fee”). The Administration Fee is paid to the Administrator out of the assets of the Fund and therefore decreases the net profits or increases the net losses of the Fund.

SS&C GIDS, Inc. (‘SS&C”) serves as the transfer agent to the Fund. Under the Services Agreement with the Fund, SS&C is responsible for maintaining all shareholder records of the Fund.

SS&C is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc., a publicly traded company listed on the NASDAQ Global Select Market.

State Street Bank and Trust Company (the “Custodian”) serves as custodian to the Fund. Under a Custody Agreement with the Fund, the Custodian is responsible for the holding and safekeeping of the Fund’s assets.

6. Capital Shares

Shares will generally be offered for purchase as of the first business day of each calendar month at the NAV per Share on that date. Fractions of Shares will be issued to one one-hundredth of a Share.

SEPTEMBER 30, 2023	JPMORGAN PRIVATE MARKETS FUND	13

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023 (Unaudited) (continued)

No Shareholder will have the right to require the Fund to redeem Shares. With very limited exceptions, Shares are not transferable, and liquidity for investments in Shares may be provided only through periodic offers by the Fund to repurchase Shares from Shareholders.

To provide a limited degree of liquidity to Shareholders, at the sole discretion of the Board, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders.

The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conducts repurchase offers of no more than 5% of the Fund’s net assets on a quarterly basis. The Adviser currently expects to recommend to the Board that the Fund conducts its first repurchase offer following the second full quarter of Fund operations (or such earlier or later date as the Board may determine).

A shareholder who tenders some but not all of its Shares for repurchase will be required to maintain a minimum account balance of $10,000. Such minimum ownership requirement may be waived by the Board, in its sole discretion. If such requirement is not waived by the Board, the Fund may redeem all of the shareholder’s Shares. To the extent a shareholder seeks to tender all of the Shares they own and the Fund repurchases less than the full amount of Shares that the shareholder requests to have repurchased, the shareholder may maintain a balance of Shares of less than $10,000 following such Share repurchase.

A 2.00% early repurchase fee may be charged by the Fund with respect to any repurchase of Shares from a shareholder at any time prior to the day immediately preceding the one-year anniversary of the shareholder’s purchase of the Shares. An early repurchase fee payable by a shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund. There can be no assurance that the Fund will conduct repurchase offers in any particular period and shareholders may be unable to tender Shares for repurchase for an indefinite period of time. During the period ended September 30, 2023, no Shares were tendered.

The Fund operates under an “opt-out” dividend reinvestment plan, pursuant to which the Fund’s distributions, net of any applicable U.S. withholding tax, are reinvested in the same class of Shares of the Fund held by the shareholder unless the investor elects to receive its distribution in cash.

7. Investment Transactions

Total purchases of investments for the period ended September 30, 2023 amounted to $56,183,991. Total distribution proceeds from sale, redemption, or other disposition of investments for the period ended September 30, 2023 amounted to $1,836,868. The cost of investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such investments. The Fund relies upon actual and estimated tax information provided by the managers of the private market investments as to the amounts of taxable income allocated to the Fund as of September 30, 2023.

8. Indemnification

In the normal course of business, the Fund may enter into contracts that provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

9. Risk Factors

The following are certain principal risk factors that relate to the operations and terms of the Fund. These considerations, which do not purport to be a complete description of any of the particular risks referred to or a complete list of all risks involved in an investment in the Fund, should be carefully evaluated before determining whether to invest in the Fund. The Fund’s investment program is speculative and entails substantial risks. The following risks may be directly applicable to the Fund or may be indirectly applicable through the Fund’s private market investments. In considering participation in the Fund, prospective investors should be aware of certain principal risk factors, including the following:

Risks of Private Equity Strategies. The Fund’s investment portfolio will include Secondary Investments, Co-Investments and Primary Investments. The Portfolio Funds and special purpose vehicles that the Fund invests in will hold securities issued primarily by private companies. Operating results for private companies in a specified period may be difficult to determine. Such investments involve a high degree of business and financial risk that can result in substantial losses.

Less information may be available with respect to private company investments and such investments offer limited liquidity. Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, there is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest also may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. In addition, investments in private companies generally are in restricted securities that are not traded in public markets and subject to substantial holding periods. There can be no assurance that the Fund will be able to realize the value of such investments in a timely manner.

14	JPMORGAN PRIVATE MARKETS FUND	SEPTEMBER 30, 2023

Private equity investments are subject to general market risks. Investments made in connection with acquisition transactions are subject to a variety of special risks, including the risk that the acquiring company has paid too much for the acquired business, the risk of unforeseen liabilities, the risks associated with new or unproven management or new business strategies and the risk that the acquired business will not be successfully integrated with existing businesses or produce the expected synergies.

The Fund is subject to the risks of its Portfolio Funds. The Fund’s investments in Portfolio Funds are subject to a number of risks. Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Although the Adviser will seek to receive detailed information from each Portfolio Fund regarding its business strategy and any performance history, in most cases the Adviser will have little or no means of independently verifying this information. In addition, Portfolio Funds may have little or no near-term cash flow available to distribute to investors, including the Fund.

Portfolio Fund interests are ordinarily valued based upon valuations provided by the manager or general partner of a Portfolio Fund (a “Portfolio Fund Manager”), which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund Managers. The Adviser will review and perform due diligence on the valuation procedures used by each Portfolio Fund Manager and monitor the returns provided by the Portfolio Funds. However, neither the Adviser nor the Board is able to confirm the accuracy of valuations provided by Portfolio Fund Managers.

The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Portfolio Funds. Such fees and performance-based compensation are in addition to the Advisory Fee and Incentive Fee. In addition, performance-based fees charged by Portfolio Fund Managers may create incentives for the Portfolio Fund Managers to make risky investments, and may be payable by the Fund to a Portfolio Fund Manager based on a Portfolio Fund’s positive returns even if the Fund’s overall returns are negative. Moreover, a Shareholder in the Fund will indirectly bear a proportionate share of the fees and expenses of the Portfolio Funds, in addition to its proportionate share of the expenses of the Fund.

The Fund is subject to the risks associated with its Portfolio Funds’ underlying investments. The investments made by the Portfolio Funds will entail a high degree of risk and in most cases be highly illiquid and difficult to value. The Fund will not obtain or seek to obtain any control over the management of any portfolio company in which any Portfolio Fund may invest. The success of each investment made by a Portfolio Fund will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.

The Fund and the Portfolio Funds are subject to general investment risks. There is no assurance that the investments held by the Fund will be profitable, that there will be proceeds from such investments available for distribution to Shareholders, or that the Fund will achieve its investment objective. An investment in the Fund is speculative and involves a high degree of risk. Fund performance may be volatile and a Shareholder could incur a total or substantial loss of its investment. There can be no assurance that projected or targeted returns for the Fund will be achieved.

The Fund and the Portfolio Funds are subject to risks associated with market and economic downturns and movements. Investments made by the Fund may be materially affected by market, economic and political conditions in the United States and in the non-U.S. jurisdictions in which its investments operate, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. These factors are outside the control of the Adviser and could adversely affect the liquidity and value of the Fund’s investments and reduce the ability of the Fund to make new investments.

The Fund and the Portfolio Funds are subject to risks associated with financial market developments. Volatile conditions in the capital markets may cause limitations on the ability of companies in which the Portfolio Funds will invest to obtain capital, or subject such companies to higher costs of capital for financing. This lack of available credit could impede upon the ability of such companies to complete investments and higher costs of capital could reduce the returns of the Fund or Portfolio Funds.

The Fund is actively managed and subject to management risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s ability to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s allocation of its assets and in selecting the best mix of investments. There is a risk that the Adviser’s evaluation and assumptions regarding asset classes or investments may be incorrect in view of actual market conditions. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in private market investments, which are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Fund’s allocation of its investments across Portfolio Funds, Co-Investments and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.

There can be no assurance that the Fund will conduct repurchase offers in a particular period. Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value and the Adviser intends to recommend that, in normal market circumstances, the Fund conduct quarterly repurchase offers of no more than 5% of the Fund’s net assets. The Fund is not obligated to repurchase any Shares and may choose to conduct a quarterly repurchase offer of less than 5% of the Fund’s net assets or not conduct a quarterly repurchase offer in any quarter. As a result, Shares should be considered as having only limited liquidity and at times may be illiquid. Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end registered investment companies. It is possible that the Fund

SEPTEMBER 30, 2023	JPMORGAN PRIVATE MARKETS FUND	15

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023 (Unaudited) (continued)

may be unable to repurchase all of the Shares that a Shareholder tenders due to the illiquidity of the Fund’s investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. Moreover, one or more feeder vehicles will be formed to facilitate indirect investments in the Fund by certain investors. Requests by these investors to withdraw their interests in a feeder vehicle are expected to result in tenders by the feeder vehicle in a tender offer by the Fund and could contribute to an over-subscription of a particular tender offer. In addition, substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time. The Adviser currently expects to recommend to the Board that the Fund conducts its first repurchase offer following the second full quarter of Fund operations (or such earlier or later date as the Board may determine).

Shares are not freely transferable. Transfers of Shares may be made only by operation of law pursuant to the death, divorce, insolvency, bankruptcy, or adjudicated incompetence of the Shareholder or with the prior written consent of the Board, which may be withheld in the Board’s sole discretion. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Board that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.

The Fund is classified as non-diversified for purposes of the 1940 Act. The Fund is classified as a “non-diversified” investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund. However, the Fund will be subject to the diversification requirements applicable to regulated investment companies under Subchapter M of the Code.

The Fund’s investments may be difficult to value. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.

A substantial portion of the Fund’s assets are expected to consist of Portfolio Funds and Co-Investments for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Fund at fair value as determined pursuant to policies and procedures approved by the Board. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated.

10. Federal and Other Tax Information

The Fund intends to distribute all or substantially all of its taxable income to shareholders and to comply with the other requirements of Subchapter M of the Code, applicable to RICs. Accordingly, no provision for U.S. federal income taxes is required. If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to shareholders, and all distributions out of earnings and profits would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC under Subchapter M. The Fund has adopted September 30 as its tax year end. Differences arise in the computation of shareholders’ capital for financial reporting in accordance with U.S. GAAP and shareholders’ capital for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the underlying investments for federal income tax purposes is based on amounts reported to the Fund on Schedule K-1 from the underlying investments.

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, Accounting for Uncertainty in Income Taxes (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

The Blocker is taxed as a C-corporation for federal income tax purposes and as such is obligated to pay federal and state income tax. Under current law, the Blocker is not eligible to elect treatment as a RIC.

16	JPMORGAN PRIVATE MARKETS FUND	SEPTEMBER 30, 2023

Since the Blocker will be subject to taxation on the capital appreciation of its investments, the NAV of the Shares will also be reduced by the accrual of any deferred tax liabilities. As a result, the Fund’s after tax performance would be impacted.

The Blocker will accrue deferred income taxes for any future tax liability associated with capital appreciation of its investments. Upon the sale of an investment, the Blocker may be liable for previously deferred taxes. The Blocker will rely to some extent on information, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Blocker’s deferred tax liability as new information becomes available. The Blocker will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

There are currently no investments residing in the Blocker at September 30, 2023.

The Fund operates under a DRIP administered by SS&C. Pursuant to the DRIP, the Fund’s distributions, net of any applicable U.S. withholding tax, are reinvested in the same class of Shares of the Fund. Shareholders automatically participate in the DRIP, unless and until an election is made to withdraw from the plan on behalf of such participating shareholder. A shareholder who does not wish to have distributions automatically reinvested may terminate participation in the DRIP at any time by written instructions to that effect to SS&C. Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid to the shareholder of record (or, if the Shares are held in street or other nominee name, then to such nominee). Such written instructions must be received by SS&C 30 days prior to the record date of the distribution or the shareholder will receive such distribution in Shares through the DRIP. Under the DRIP, the Fund’s distributions to shareholders are automatically reinvested in full and fractional Shares as described below.

When the Fund declares a distribution, SS&C, on the shareholder’s behalf, will receive additional authorized Shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of Shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution by the Fund’s net asset value per Share for the relevant class of Shares.

11. Subsequent Events

Management has evaluated the events and transactions subsequent to seed date through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

BOARD APPROVAL OF INITIAL INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

On May 12, 2023, the Board of Trustees (the “Board” or the “Trustees”) held meetings and approved the initial investment advisory and management agreement (the “Investment Advisory and Management Agreement”) for the Fund. The Investment Advisory and Management Agreement was approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to the Investment Advisory and Management Agreement or any of their affiliates. In connection with the approval of the Investment Advisory and Management Agreement, the Trustees reviewed written materials prepared by J.P. Morgan Investment Management Inc. (the “Adviser”) and received oral presentations from Adviser personnel. Before voting on the proposed Investment Advisory and Management Agreement, the Trustees reviewed the Investment Advisory and Management Agreement with representatives of the Adviser and with counsel to the Fund and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Investment Advisory and Management Agreement. A summary of the material factors evaluated by the Trustees in determining whether to approve the Investment Advisory and Management Agreement is provided below.

Nature, Extent, and Quality of Services Provided by the Adviser

The Board considered the nature, extent and quality of services to be provided to the Fund by the Adviser and its affiliates under the Investment Advisory and Management Agreement, and the resources to be dedicated to the Fund by the Adviser and its affiliates. The Board considered, among other things, the Adviser’s ability to attract, motivate and retain highly qualified portfolio management, compliance and administrative team members, and noted the background and experience of these individuals. The Board noted that the Adviser referred to the long-term continuity of its key personnel and continued ability to recruit highly qualified employees as important to its ability to continue to provide services at historical levels.

The Board also considered the professional experience and qualifications of the senior personnel of the Adviser, which included consideration of the Adviser’s experience with funds pursuing strategies similar to those proposed to be pursued by the Fund. The Board noted that the Adviser would provide the Fund with investment research, advice and supervision and continuously furnish an investment portfolio for the Fund consistent with the Fund’s investment objectives, policies and restrictions as set forth in the Fund’s prospectus. The Board considered the compliance programs of, and the compliance-related resources to be provided to the Fund by the Adviser and its affiliates and the resources to be dedicated by the Adviser and its affiliates to risk management, and considered the Adviser’s ability to provide management services to the Fund and coordinate the activities of the Fund’s other service providers.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services to be provided to the Fund supported the approval of the Investment Advisory and Management Agreement.

SEPTEMBER 30, 2023	JPMORGAN PRIVATE MARKETS FUND	17

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023 (Unaudited) (continued)

Investment Performance of the Fund and the Adviser

Because the Fund had not yet commenced operations as of the Meeting on May 12, 2023, the Board did not have meaningful investment performance to compare to the returns of a group of comparable funds. However, the Board expected to consider, in connection with their next review and consideration of the continuation of the Investment Advisory and Management Agreement, the investment performance of the Fund in relation to the annualized return for various time periods against a group of comparable funds.

The Board considered the performance and reputation generally of the PEG of the Adviser, including the Private Equity Group of the Adviser. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Adviser was sufficient, in light of other considerations, to warrant the approval of the Investment Advisory and Management Agreement.

Management Fees, Incentive Fees and Other Expenses and the Costs of Services Provided and Profits Realized by the Adviser from the Relationship with the Fund

The Board considered the fees to be charged to the Fund under the Investment Advisory and Management Agreement, as well as the total expenses expected to be incurred by the Fund. In assessing the reasonableness of the proposed fees under the Investment Advisory and Management Agreement, the Board considered, among other information, the Fund’s proposed management fee and incentive fee on net profits and its expected total expense ratio as a percentage of average daily net assets. The Board also took into account the proposed fee waiver and expense limitation arrangements that the Adviser would observe during the Fund’s first year, and the management fees, incentive fees and total expense ratios of comparable funds identified by the Adviser for purposes of expense comparison.

The Board also considered information about the management fees and incentive fees charged by the Adviser to private funds and separate accounts. In considering these fees, the Board took into account, among other things, the Adviser’s representations about the differences between managing a registered closed-end fund as compared to private funds and separate accounts, including differences in the services provided, differences in the risk profile of such business for the Adviser and the additional resources required to manage registered funds effectively. In evaluating the Fund’s management fee and incentive fee, the Board also took into account the expected demands, complexity and quality of the investment management of the Fund, including the diligence and monitoring of managers to the underlying funds in which the Fund will invest.

The Board considered the compensation directly or indirectly expected to be received by the Adviser and its affiliates in connection with their relationships with the Fund, including the Adviser’s financial condition and profitability. The Board also took note of the costs the Adviser and its affiliates were expected to incur in connection with the services provided and the expected profitability to the Adviser and its affiliates from their relationships with the Fund. The Board received and reviewed information regarding the financial condition of the Adviser

The Board considered a description provided by management of the methodology and inputs used to estimate the Adviser’s expected profitability with respect to the Fund. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of strategies managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.

After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the management fee and incentive fee rates and expenses of the Fund, in light of other considerations, including the expected costs of services provided and the expected profitability to the Adviser and its affiliates from their relationships with the Fund, warranted the approval of the Investment Advisory and Management Agreement.

Economies of Scale

The Board considered the potential existence of economies of scale in the provision by the Adviser of services to the Fund and to the Adviser’s investment advisory clients as a whole, and whether those economies of scale were expected to be shared with the Fund, such as through fee breakpoints, expense limitation arrangements or additional investments by the Adviser in portfolio management, compliance, technology, administration and other resources.

In considering these matters, the Board also considered the costs of the services provided and the expected profitability, if any, to the Adviser and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that, as the Fund had not yet commenced operations, at present there were no economies of scale and it would be appropriate to defer consideration of the extent to which any economies of scale are shared with the Fund.

Other Benefits to the Adviser

The Board received and considered information regarding “fall-out” or ancillary benefits to be received by the Adviser and its affiliates as a result of their relationship with the Fund, such as the engagement of the Adviser and its affiliates to provide distribution services to the Fund. The Board was advised that the Adviser may obtain greater exposure to the public as a result of managing the Fund, which could lead to additional business opportunities, such as unregistered fund investments or separately managed account opportunities. The Adviser may also obtain economic benefit from its management of both the Fund and other funds or accounts with respect to the potential economic leverage of its service provider relationships. The Board recognized that the Adviser’s profitability would be somewhat lower without these benefits.

18	JPMORGAN PRIVATE MARKETS FUND	SEPTEMBER 30, 2023

Consideration of Approval of Investment Advisory and Management Agreement

The Independent Trustees reviewed and analyzed the 15(c) materials with the objective of determining, based on those materials and the information provided at the meeting, whether the approval of the Investment Advisory and Management Agreement was in the best interests of the Fund and its shareholders in light of relevant factors, including those identified in the Gartenberg and Jones v. Harris cases. The Board was reminded that they owe a duty of care and a duty of loyalty to the Fund and are required to exercise reasonable business judgment in their assessment of the Investment Advisory and Management Agreement. The Board was reminded that they should approve the Investment Advisory and Management Agreement only if they are able to conclude, after reviewing all relevant information, that the compensation to be charged under the Investment Advisory and Management Agreement with respect to the Fund bears a reasonable relationship to the services to be provided under the Investment Advisory and Management Agreement and falls within the range of what could have been negotiated at arm’s length between the parties under similar circumstances.

Conclusion

The Board reviewed all of the above considerations in reaching their decisions to recommend for approval the proposed Investment Advisory and Management Agreement. In their deliberations, the Board did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of counsel to the Fund, the Board, including the Independent Trustees, voting separately, unanimously approved the Investment Advisory and Management Agreement.

SEPTEMBER 30, 2023	JPMORGAN PRIVATE MARKETS FUND	19

The J.P. Morgan Private Markets Fund (“JPMF”) is distributed by JPMorgan Institutional Investments Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Institutional Investments Inc. at 212-648-2293 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of JPMF before investing. The prospectus contains this and other information about JPMF. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund’s quarterly holdings can be found by visiting the Fund’s website at www.jpmorganfunds.com.

A copy of proxy policies and procedures is available without charge upon request by calling 212-648-2293 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2023. All rights reserved.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for this filing.

Item 3. Audit Committee Financial Expert.

Not applicable for this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable for this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this filing.

Item 6. Investments.

(a)    Schedule of Investments is included as part of the semi-annual report to shareholders filed under Item 1 of this Form N-CSR.

(b)    Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Not applicable for this filing.

(a)(2) Not applicable for this filing.

(a)(3) Not applicable for this filing.

(a)(4) Not applicable for this filing.

(b) Not applicable for this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board during the period covered by this Form N-CSR filing.

Item 11. Controls and Procedures.

(a)

The Fund’s principal executive and principal financial officers have concluded, based on their evaluation of the Fund’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this filing.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMORGAN PRIVATE MARKETS FUND

By:	/s/ Ashmi Mehrotra
Ashmi Mehrotra
Chief Executive Officer

Date:	December 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By:	/s/ Ashmi Mehrotra
Ashmi Mehrotra
Chief Executive Officer

Date:	December 7, 2023

By:	/s/ Christopher Cilenti
Christopher Cilenti
Chief Financial Officer

Date:	December 7, 2023